Taxation (Details) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
	Apr. 01, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Abstract]
Tax expense		€ 16.8	€ 11.2	€ 24.2	€ 20.6
Applicable tax rate	2500.00%			1900.00%